Note 2 - Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	In Thousands
	2022	2021
Residential 1-4 family real estate	$854,970	$689,579
Commercial and multi-family real estate	1,064,297	908,673
Construction, land development and farmland	879,528	612,659
Commercial, industrial and agricultural	124,603	118,155
1-4 family equity lines of credit	151,032	92,229
Consumer and other	93,332	74,643
Total loans before net deferred loan fees	3,167,762	2,495,938
Net deferred loan fees	(14,153)	(12,024)
Total loans	3,153,609	2,483,914
Less: Allowance for credit losses	(39,813)	(39,632)
Net loans	$3,113,796	2,444,282

Financing Receivable, Nonaccrual [Table Text Block]
In Thousands
	2022	2021
Residential 1-4 family real estate	$—	$—
Commercial and multi-family real estate	—	—
Construction, land development and farmland	—	—
Commercial, industrial and agricultural	—	—
1-4 family equity lines of credit	—	—
Consumer and other	—	—
Total	$—	$—

Financing Receivable Credit Quality Indicators [Table Text Block]
	In Thousands
							Revolving
	2022	2021	2020	2019	2018	Prior	Loans	Total
December 31, 2022
Residential 1-4 family real estate:
Pass	$288,041	262,690	106,107	61,984	29,526	83,503	17,751	849,602
Special mention	245	300	885	62	115	1,955	349	3,911
Substandard	—	—	—	131	—	1,326	—	1,457
Total Residential 1-4 family real estate	$288,286	262,990	106,992	62,177	29,641	86,784	18,100	854,970
Residential 1-4 family real estate:
Current-period gross charge-offs	$—	—	—	—	—	8	—	8
Commercial and multi-family real estate:
Pass	$269,129	246,265	161,326	107,908	74,494	168,541	36,342	1,064,005
Special mention	—	—	162	—	—	40	—	202
Substandard	—	—	—	—	—	90	—	90
Total Commercial and multi-family real estate	$269,129	246,265	161,488	107,908	74,494	168,671	36,342	1,064,297
Commercial and multi-family real estate:
Current-period gross charge-offs	$—	—	—	—	—	—	—	—
Construction, land development and farmland:
Pass	$364,681	237,051	90,341	9,648	5,212	9,445	163,076	879,454
Special mention	—	—	—	—	—	60	—	60
Substandard	—	—	—	—	—	14	—	14
Total Construction, land development and farmland	$364,681	237,051	90,341	9,648	5,212	9,519	163,076	879,528
Construction, land development and farmland:
Current-period gross charge-offs	$—	—	—	—	—	1	—	1
Commercial, industrial and agricultural:
Pass	$39,222	10,812	15,743	20,441	5,062	4,641	28,567	124,488
Special mention	—	44	17	—	—	47	—	115
Substandard	—	—	—	—	—	—	—	—
Total Commercial, industrial and agricultural	$39,229	10,856	15,760	20,441	5,062	4,688	28,567	124,603
Commercial, industrial and agricultural:
Current-period gross charge-offs	$21	—	—	—	—	—	—	21
1-4 family equity lines of credit:
Pass	$—	—	—	—	—	—	150,849	150,849
Special mention	—	—	—	—	—	—	67	67
Substandard	—	—	—	—	—	—	116	116
Total 1-4 family equity lines of credit	$—	—	—	—	—	—	151,032	151,032
1-4 family equity lines of credit:
Current-period gross charge-offs	$—	—	—	—	—	—	—	—
Consumer and other:
Pass	$28,487	11,163	18,075	5,995	345	6,757	22,166	92,988
Special mention	74	130	20	2	—	—	—	226
Substandard	74	19	13	—	11	1	—	118
Total Consumer and other	$28,635	11,312	18,108	5,997	356	6,758	22,166	93,332
Consumer and other:
Current-period gross charge-offs	$66	74	41	1	—	—	1,345	1,527
	In Thousands
	2022	2021	2020	2019	2018	Prior	Revolving Loans	Total
December 31, 2022
Pass	$989,560	767,981	391,592	205,976	114,639	272,887	418,751	3,161,386
Special mention	326	474	1,084	64	115	2,102	416	4,581
Substandard	74	19	13	131	11	1,431	116	1,795
Total	$989,960	768,474	392,689	206,171	114,765	276,420	419,283	3,167,762
	In Thousands

	Residential 1-4 Family Real Estate	Commercial and Multi-family Real Estate	Construction, Land Development and Farmland	Commercial, Industrial and Agricultural	1-4 Family Equity Lines of Credit	Consumer and Other	Total
Credit Risk Profile by Internally Assigned Grade
December 31, 2021
Pass	$682,527	908,409	612,537	118,058	92,208	74,513	2,488,252
Special mention	5,566	—	93	96	11	89	5,855
Substandard	1,486	264	29	1	10	41	1,831
Total	$689,579	908,673	612,659	118,155	92,229	74,643	2,495,938

Financing Receivable, Past Due [Table Text Block]
	In Thousands
	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual and Greater Than 89 Days	Total Nonaccrual and Past Due	Current	Total Loans	Recorded Investment Greater Than 89 Days and Accruing
December 31, 2022
Residential 1-4 family real estate	$2,046	1,080	426	3,552	851,418	854,970	$426
Commercial and multi-family real estate	397	1,626	400	2,423	1,061,874	1,064,297	400
Construction, land development and farmland	591	—	—	591	878,937	879,528	—
Commercial, industrial and agricultural	49	62	—	111	124,492	124,603	—
1-4 family equity lines of credit	74	77	—	151	150,881	151,032	—
Consumer and other	403	184	43	630	92,702	93,332	43
Total	$3,560	3,029	869	7,458	3,160,304	3,167,762	$869
December 31, 2021
Residential 1-4 family real estate	$2,072	169	357	2,598	686,981	689,579	$357
Commercial and multi-family real estate	—	—	—	—	908,673	908,673	—
Construction, land development and farmland	1,154	215	—	1,369	611,290	612,659	—
Commercial, industrial and agricultural	58	81	—	139	118,016	118,155	—
1-4 family equity lines of credit	170	—	9	179	92,050	92,229	9
Consumer and other	288	99	23	410	74,233	74,643	23
Total	$3,742	564	389	4,695	2,491,243	2,495,938	$389

Financing Receivable, Allowance for Credit Loss [Table Text Block]
	In Thousands
	Residential 1-4 Family Real Estate	Commercial and Multi-family Real Estate	Construction, Land Development and Farmland	Commercial, Industrial and Agricultural	1-4 family Equity Lines of Credit	Consumer and Other	Total
December 31, 2022
Allowance for credit losses:
Beginning balance	$9,242	16,846	9,757	1,329	1,098	1,360	39,632
Impact of adopting ASC 326	(3,393)	(3,433)	(266)	219	(324)	(367)	(7,564)
Provision	1,353	1,886	3,795	(117)	396	1,343	8,656
Charge-offs	(8)	—	(1)	(21)	—	(1,527)	(1,557)
Recoveries	116	—	20	27	—	483	646
Ending balance	$7,310	15,299	13,305	1,437	1,170	1,292	39,813
	In Thousands
	Residential 1-4 Family Real Estate	Commercial and Multi-family Real Estate	Construction, Land Development and Farmland	Commercial, Industrial and Agricultural	1-4 family Equity Lines of Credit	Consumer and Other	Total
December 31, 2021
Allowance for loan losses:
Beginning balance	$8,203	18,343	8,090	1,391	997	1,515	38,539
Provision	971	(1,497)	1,296	(35)	101	307	1,143
Charge-offs	—	—	(23)	(33)	—	(992)	(1,048)
Recoveries	68	—	394	6	—	530	998
Ending balance	$9,242	16,846	9,757	1,329	1,098	1,360	39,632
Ending balance individually evaluated for impairment	—	—	—	—	—	—	—
Ending balance collectively evaluated for impairment	$9,242	16,846	9,757	1,329	1,098	1,360	39,632
Loans:
Ending balance	$689,579	908,673	612,659	118,155	92,229	74,643	2,495,938
Ending balance individually evaluated for impairment	$134	531	—	—	—	—	665
Ending balance collectively evaluated for impairment	$689,445	908,142	612,659	118,155	92,229	74,643	2,495,273
	In Thousands
	Residential 1-4 Family Real Estate	Commercial and Multi-family Real Estate	Construction, Land Development and Farmland	Commercial, Industrial and Agricultural	1-4 family Equity Lines of Credit	Consumer and Other	Total
December 31, 2020
Allowance for loan losses:
Beginning balance	$7,267	12,231	6,184	1,059	889	1,096	28,726
Provision	883	5,812	1,733	341	74	853	9,696
Charge-offs	—	—	—	(9)	(7)	(898)	(914)
Recoveries	53	300	173	—	41	464	1,031
Ending balance	$8,203	18,343	8,090	1,391	997	1,515	38,539

Schedule of Amortized Cost Basis of Collateral Dependent Loans [Table Text Block]
	In Thousands
	Real Estate	Other	Total
December 31, 2022
Residential 1-4 family real estate	$130	—	130
Commercial and multi-family real estate	508	—	508
Construction, land development and farmland	—	—	—
Commercial, industrial and agricultural	—	—	—
1-4 family equity lines of credit	—	—	—
Consumer and other	—	—	—
	$638	—	638

Impaired Financing Receivables [Table Text Block]
	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2021
With no related allowance recorded:
Residential 1-4 family real estate	$136	134	—	614	7
Commercial and multi-family real estate	532	531	—	303	25
Construction, land development and farmland	—	—	—	—	—
Commercial, industrial and agricultural	—	—	—	—	—
1-4 family equity lines of credit	—	—	—	—	—
Consumer and other	—	—	—	—	—
	$668	665	—	917	32
With allowance recorded:
Residential 1-4 family real estate	$—	—	—	602	—
Commercial and multi-family real estate	—	—	—	342	—
Construction, land development and farmland	—	—	—	—	—
Commercial, industrial and agricultural	—	—	—	—	—
1-4 family equity lines of credit	—	—	—	—	—
Consumer and other	—	—	—	—	—
	$—	—	—	944	—
Total:
Residential 1-4 family real estate	$136	134	—	1,216	7
Commercial and multi-family real estate	532	531	—	645	25
Construction, land development and farmland	—	—	—	—	—
Commercial, industrial and agricultural	—	—	—	—	—
1-4 family equity lines of credit	—	—	—	—	—
Consumer and other	—	—	—	—	—
	$668	665	—	1,861	32

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
	2022	2021
Performing TDRs	$778	876
Nonperforming TDRs	150	165
Total TDRs	$928	1,041
	December 31, 2022			December 31, 2021
	Number of Loans	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance	Number of Loans	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance
Residential 1-4 family real estate	—	$—	$—	—	$—	$—
Commercial and multi-family real estate	—	—	—	—	—	—
Construction, land development and farmland	—	—	—	—	—	—
Commercial, industrial and agricultural	—	—	—	—	—	—
1-4 family equity lines of credit	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—
Total	—	$—	$—	—	$—	$—
December 31, 2020
	Number of Loans	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance
Residential 1-4 family real estate	—	$—	$—
Commercial and multi-family real estate	1	111	132
Construction, land development and farmland	—	—	—
Commercial, industrial and agricultural	—	—	—
1-4 family equity lines of credit	—	—	—
Consumer and other	—	—	—
Total	1	$111	$132

Schedule of Loans Receivable to Related Parties [Table Text Block]
	In Thousands
	December 31,
	2022	2021
Balance, January 1	$5,725	$7,675
New loans and renewals during the year	13,379	11,009
Repayments (including loans paid by renewal) during the year	(12,245)	(12,959)
Balance, December 31	$6,859	$5,725